Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Board of Directors Chairman [Member]
Transactions with Related Parties (Details) [Line Items]
Aggregate amount	$ 237	$ 218	$ 241